Employee benefits - Sensitivity Analysis of Actuarial Assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of discount rates
Employee benefits [Line Items]
Increase in actuarial assumption	$ (2,090)	$ (1,614)	$ (1,985)
Decrease in actuarial assumption	2,352	1,817	2,234
Actuarial assumption of employee turnover rate
Employee benefits [Line Items]
Increase in actuarial assumption	(274)	(212)	(261)
Decrease in actuarial assumption	$ 307	$ 237	$ 291